Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–162.12%(a)
California–158.00%
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	$490	$521,427
Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	765,858
Series 2023, RB	5.00%	09/01/2053	1,175	1,195,180
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(b)(c)	5.45%	10/01/2052	2,000	1,140,715
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2035	1,120	822,310
Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2036	1,805	1,265,450
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2048	660	677,418
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,225,941
Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,814,328
Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,745,763
Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	362,355
Burbank-Glendale-Pasadena Airport Authority; Series 2024 B, RB(e)	5.25%	07/01/2054	4,900	5,106,227
California (State of);
Series 2025, GO Bonds(f)	5.00%	09/01/2053	10,000	10,631,988
Series 2025, GO Bonds(f)	5.00%	03/01/2055	2,500	2,673,752
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(g)	5.00%	12/01/2032	7,500	7,893,535
Series 2025 A, RB(g)	5.00%	05/01/2035	2,500	2,658,061
Series 2025, RB(g)	5.00%	05/01/2035	3,500	3,841,128
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 G, RB(f)(g)	5.25%	04/01/2030	3,000	3,210,080
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,350,913
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,262,475
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	568,915
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	865,152
Series 2020 A, Ref. RB	4.00%	06/01/2049	290	251,982
Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,921,692
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,065	1,001,903
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	321,495
Series 2020, Ref. RB	5.00%	06/01/2049	400	400,350
Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	590,138
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,513,353
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,305,676
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.25%	10/01/2044	1,900	1,846,976
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,406,400
California (State of) Educational Facilities Authority (University of Southern California); Series 2025 A, RB(f)	5.00%	10/01/2055	2,500	2,672,257
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(h)	6.25%	06/01/2053	880	843,938
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group); Series 2024 A, RB(h)	5.00%	06/01/2054	1,505	1,410,861
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System);
Series 2021 A, Ref. RB(f)	4.00%	08/15/2048	8,000	7,420,226
Series 2021 A, Ref. RB	5.00%	08/15/2051	7,950	8,404,061
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2021 A, Ref. RB	4.00%	08/15/2048	14,610	13,551,188
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	$2,285	$2,250,738
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(g)(i)	4.00%	04/01/2030	195	207,610
Series 2020, Ref. RB	4.00%	04/01/2049	5,555	5,084,137
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024, RB	5.25%	11/15/2058	1,250	1,273,624
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	7,000	7,954,773
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,040,281
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	2,940	2,824,560
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,004,507
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	2,000	2,000,994
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	2,915	2,933,650
Series 2018 A, RB	4.00%	11/15/2042	4,000	3,908,718
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	3,139	3,220,324
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2025 B, Ref. RB(e)(g)	12.00%	11/02/2026	1,445	1,228,250
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,643,072
California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage)(c)	5.00%	05/15/2053	8,145	8,505,828
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,750	2,751,222
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(h)	5.00%	06/01/2038	560	562,465
Series 2018 A, RB(h)	5.00%	06/01/2048	2,270	2,156,030
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,418,777
Series 2020 B, RB	4.00%	09/01/2043	315	292,424
Series 2020 B, RB	4.00%	09/01/2050	455	400,830
Series 2021 C, RB	4.00%	09/01/2046	1,300	1,193,256
Series 2021 C, RB	4.00%	09/01/2051	1,800	1,590,960
Series 2022 B, Ref. RB	6.00%	09/01/2052	840	893,165
Series 2022 B, Ref. RB	6.30%	09/01/2052	335	359,608
Series 2022 C, RB	6.25%	09/01/2052	995	1,066,404
Series 2023 B, RB	5.75%	09/01/2053	500	531,101
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(h)	5.00%	11/01/2046	1,200	1,158,575
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,952,870
Series 2021 B, Ref. RB	4.00%	08/15/2056	995	838,358
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	500	517,145
Series 2024, Ref. RB	5.00%	08/15/2049	835	859,548
Series 2024, Ref. RB	5.00%	08/15/2059	1,000	1,019,071
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	2,350	2,374,713
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,898,535
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	3,995	4,008,410
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	1,050	1,141,187
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2021, RB	4.00%	10/01/2046	420	380,723
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(e)	5.00%	12/31/2043	3,995	4,019,365
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,176,190
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(h)	5.00%	07/01/2049	$1,200	$1,093,847
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(c)	5.25%	11/01/2052	2,100	2,165,038
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,137,454
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,478,123
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	8,250	8,400,987
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,155,198
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB (Acquired 04/25/2019; Cost $513,958)(h)(j)	5.00%	08/01/2039	500	376,288
Series 2019, Ref. RB (Acquired 04/25/2019; Cost $2,761,551)(h)(j)	5.00%	08/01/2048	2,700	1,804,227
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(h)	5.00%	07/01/2027	985	985,995
Series 2012, RB(e)(h)	5.00%	07/01/2037	6,000	6,002,770
Series 2012, RB(e)(h)	5.00%	11/21/2045	2,000	2,000,009
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(h)	5.13%	07/01/2055	2,000	1,720,871
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	5.00%	11/15/2046	960	882,049
Series 2021, RB(h)	5.00%	11/15/2056	1,735	1,527,576
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025 A, RB	5.00%	11/01/2054	1,225	1,239,152
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,733,706
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(h)	10.00%	05/15/2028	1,100	1,440,959
California (State of) Public Works Board (Various Capital);
Series 2021 B, RB(f)	4.00%	05/01/2046	10,000	9,742,093
Series 2025 A, RB(f)	5.00%	04/01/2050	2,000	2,130,461
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(h)	5.00%	07/01/2030	1,130	1,131,320
Series 2015, RB(h)	5.00%	07/01/2045	2,635	2,635,486
Series 2024, Ref. RB(h)	5.00%	07/01/2059	1,000	1,013,247
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(h)	6.13%	07/01/2052	1,455	1,468,207
Series 2022 A, RB(h)	6.25%	07/01/2062	1,810	1,826,450
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(h)	5.00%	08/01/2045	600	585,018
Series 2016, Ref. RB(h)	5.00%	08/01/2041	1,000	1,000,024
Series 2016, Ref. RB(h)	5.00%	08/01/2046	1,370	1,342,419
California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(h)	5.00%	10/01/2050	1,000	976,415
Series 2022 A, Ref. RB(h)	5.00%	10/01/2061	2,100	2,062,328
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(h)	5.00%	07/01/2054	1,900	1,849,436
Series 2024, RB(h)	5.00%	07/01/2064	600	580,157
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(h)	5.00%	08/01/2045	1,000	999,994
Series 2018 A, RB(h)	5.00%	08/01/2048	1,750	1,753,322
California (State of) School Finance Authority (Harbor Springs Obligated Group); Series 2024, RB(h)	5.63%	07/01/2063	1,180	1,190,374
California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(h)	5.50%	07/01/2062	775	760,683
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(h)	5.00%	07/01/2045	1,150	1,149,948
Series 2017 A, RB(h)	5.00%	07/01/2047	870	870,820
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(h)	5.00%	07/01/2039	750	773,095
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(h)	5.63%	06/01/2043	560	563,086
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(h)	6.00%	06/01/2063	1,500	1,465,213
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	$650	$664,764
Series 2017, RB	5.00%	09/02/2046	715	720,924
Series 2020 B, RB	4.00%	09/02/2050	185	159,265
Series 2020, RB	5.00%	09/02/2050	805	815,834
Series 2025 A-1, RB	3.44%	02/20/2041	2,984	2,798,261
California (State of) Statewide Communities Development Authority (Adventist Health System); Series 2015 A, Ref. RB	5.00%	03/01/2033	1,730	1,734,009
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	2,000	1,803,508
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(h)	5.00%	11/01/2041	1,000	1,001,144
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1); Series 2020, RB	4.00%	09/01/2050	625	548,130
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	1,035	906,350
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	523,509
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	1,995	2,053,774
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(c)	5.38%	08/15/2057	1,680	1,735,749
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	4,580	4,591,712
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	200	192,812
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,254,351
Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,722,790
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,500	2,650,951
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(h)	5.00%	06/01/2046	2,000	1,923,862
Series 2019, RB(h)	5.00%	06/01/2039	375	379,138
Series 2019, RB(h)	5.00%	06/01/2051	1,145	1,083,592
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(h)	5.25%	12/01/2056	3,500	3,500,355
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2043	1,000	1,023,638
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(h)	5.25%	07/01/2039	910	927,413
Series 2019, RB(h)	5.25%	07/01/2049	2,500	2,498,083
California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	1,018,000
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/02/2043	375	385,435
Series 2023, RB	5.25%	09/01/2051	1,000	1,035,357
Series 2023, RB	5.25%	09/02/2053	1,000	1,024,290
Series 2023, RB	5.50%	09/02/2053	625	643,256
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,000	3,011,647
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,324,819
California State University;
Series 2017 A, Ref. RB(f)(k)	5.00%	11/01/2047	10,000	10,156,123
Series 2025 A, Ref. RB	4.63%	11/01/2056	2,000	2,048,842
Series 2025, RB(f)	5.25%	11/01/2050	5,000	5,473,375
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	7,811,334
Chino (City of), CA Community Facilities District; Series 2020, RB	4.00%	09/01/2040	75	75,200
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	566,016
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	$1,750	$1,790,039
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,630	1,630,234
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,652,339
Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	1,037,357
Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 5); Series 2023, RB	5.38%	09/01/2051	1,250	1,297,551
Eastern Municipal Water District; Series 2025, RB	5.00%	09/01/2040	525	556,371
Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	95,871
Series 2020, RB	4.00%	09/01/2028	95	96,362
Series 2020, RB	4.00%	09/01/2050	350	307,411
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	3,017,325
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,342,469
Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	491,941
Elsinore Valley Municipal Water District; Series 2021 A, RB(h)	4.50%	09/01/2051	990	932,460
Enterprise Elementary School District;
Series 2025 D, GO Bonds(d)	0.00%	08/01/2048	2,470	849,513
Series 2025 D, GO Bonds(d)	0.00%	08/01/2049	2,325	759,344
Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	2,881,834
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,910,712
Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	509,167
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,004,150
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(i)	0.00%	01/01/2027	2,950	2,871,373
Series 2015, Ref. RB (INS - AGI)(c)(d)	0.00%	01/15/2035	6,245	4,732,922
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	01/15/2046	1,000	978,433
Series 2021 C, Ref. RB	4.00%	01/15/2043	3,227	3,229,187
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,884,703
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,096,177
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(e)	5.00%	07/01/2053	3,290	3,365,103
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	330	330,454
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(i)	0.00%	08/01/2029	85	76,762
Series 2009 A, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	665	600,935
Glendale Community College District; Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	524,733
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,506,922
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	228,847
Series 2021 A, RB	4.00%	09/01/2051	500	439,913
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGI)(c)	4.13%	08/01/2055	4,330	4,147,975
Independent Cities Finance Authority;
Series 2021, RB (INS - AGI)(c)(h)	4.00%	06/01/2046	1,825	1,769,830
Series 2021, RB (INS - AGI)(c)(h)	4.00%	06/01/2051	1,250	1,184,048
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(c)	5.25%	09/01/2053	5,000	5,269,859
Lake Elsniore (City of), CA Community Facilities District No. 2006-1; Series 2021, RB	4.00%	09/01/2046	400	363,668
Lincoln (City of), CA Community Facilities District No. 2019-1; Series 2022, RB	5.00%	09/01/2052	2,000	2,026,222
Long Beach (City of), CA (Green Bonds); Series 2025, Ref. RB(e)	5.25%	05/15/2050	3,000	3,169,489
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,762,297
Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,636,981
Los Angeles (City of), CA (Green Bonds); Series 2022, RB(e)	5.00%	05/15/2047	5,000	5,141,173
Los Angeles (City of), CA Department of Airports;
Series 2022 H, RB(e)	5.25%	05/15/2047	8,000	8,372,063
Series 2023, RB(e)(f)(k)	5.25%	05/15/2048	10,000	10,153,608
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB(e)	4.00%	05/15/2042	$3,225	$3,121,465
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, Ref. RB(e)	5.00%	05/15/2045	1,000	1,035,439
Los Angeles (City of), CA Department of Water & Power;
Series 2025 A, Ref. RB (INS - BAM)(c)	5.00%	07/01/2055	4,000	4,169,075
Series 2025 C, Ref. RB	5.00%	07/01/2055	2,000	2,080,362
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	1,000	1,021,213
Series 2024, RB	5.00%	09/01/2054	800	814,174
Los Angeles (County of), CA Public Works Financing Authority;
Series 2024 H, Ref. RB	5.50%	12/01/2049	2,500	2,771,999
Series 2025 J, RB	5.50%	12/01/2054	2,000	2,214,124
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB(f)	4.00%	12/01/2046	15,880	15,312,903
Los Angeles County Facilities, Inc.; Series 2022, RB(f)	4.00%	12/01/2048	25,000	24,122,473
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP(d)(i)	0.00%	08/01/2026	1,200	1,178,083
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	761,131
Series 2020, RB	4.00%	09/01/2051	1,470	1,262,482
Marina (City of), CA Redevelopment Agency Successor Agency; Series 2020 B, RB	4.00%	09/01/2040	300	289,694
Martinez Unified School District (Election of 2016); Series 2021, GO Bonds (INS - AGI)(c)	4.00%	08/01/2051	8,605	8,219,604
Menifee Union School District; Series 2021, RB	4.00%	09/01/2051	675	603,041
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	273,852
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	899,121
Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,624,694
Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,050,974
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2034	850	650,167
Modesto (City of), CA Irrigation District; Series 2023 A, RB(f)	5.25%	10/01/2048	2,000	2,175,516
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2031	2,000	1,695,816
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,119,822
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	441,474
Series 2019, RB	5.00%	09/01/2048	485	490,668
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2050	1,000	1,017,714
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	894,492
Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,155,367
Series 2023, RB (INS - BAM)(c)	4.25%	12/01/2052	2,500	2,403,166
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	665	704,278
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGI)(c)(d)	0.00%	09/01/2031	6,670	5,659,521
North Orange County Community College District; Series 2022 C, GO Bonds(f)(k)	4.00%	08/01/2047	10,000	9,808,147
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	6,000	5,408,266
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	623,260
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,000	2,023,994
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	270,349
Series 2015 A, RB	5.25%	08/15/2045	3,555	3,559,432
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,010,744
Orange (County of), CA Community Facilities District No. 2017-1 (Village of Esencia)); Series 2020, RB	4.00%	08/15/2045	355	327,411
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	1,023,411
Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	433,329
Series 2021, Ref. RB	4.00%	09/01/2051	650	564,107
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	6,364,995
Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	857,619
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	$1,060	$974,763
Series 2021, RB	4.00%	09/01/2051	1,225	1,069,607
Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	970	976,616
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGI)(c)(d)	0.00%	07/01/2049	8,440	2,719,659
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1); Series 2022, RB	5.00%	09/01/2051	1,200	1,219,125
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.13%	09/01/2043	525	546,846
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	344,545
Series 2021, RB	4.00%	09/01/2051	325	283,773
Regents of the University of California Medical Center;
Series 2016 L, Ref. RB(f)(k)	5.00%	05/15/2047	10,000	10,039,832
Series 2022-XX1201, RB(f)(k)	4.00%	05/15/2053	10,000	9,367,351
River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGI)(c)	5.25%	09/01/2052	1,400	1,482,626
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,761,988
Series 2015, RB	5.00%	09/01/2044	1,500	1,500,522
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,477,935
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	114,360
Series 2020, RB	4.00%	09/01/2050	265	233,450
Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	392,965
Romoland School District (Underwood); Series 2023, RB	5.00%	09/01/2054	510	520,498
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,661,558
Roseville (City of), CA; Series 2023, RB	5.50%	09/01/2043	505	536,866
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities); Series 2020, RB	5.00%	09/01/2050	1,520	1,539,800
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	138,143
Series 2020, RB	4.00%	09/01/2050	200	178,580
Roseville (City of), CA Community Facilities District No. 1 (Improvement Area No. 2); Series 2023, RB	5.25%	09/01/2053	500	515,453
Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	2,000	2,144,126
Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	179,826
Series 2020, RB	4.00%	09/01/2045	380	343,096
Series 2020, RB	4.00%	09/01/2050	225	196,446
San Diego (City of), CA Public Financing Authority (Capital Improvement); Series 2025 B, RB(f)	5.25%	10/15/2055	5,000	5,420,793
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	3,000	3,109,294
Series 2021 B, RB(e)	5.00%	07/01/2051	5,000	5,082,727
Series 2021 B, RB(e)	4.00%	07/01/2056	3,000	2,665,810
Series 2021 B, RB(e)	5.00%	07/01/2056	4,165	4,227,776
Series 2022-XX1215, RB(e)(f)(k)	5.00%	07/01/2051	10,000	10,165,454
Series 2023 B, RB(e)	5.00%	07/01/2053	5,000	5,139,889
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(e)	5.00%	05/01/2052	2,500	2,550,852
Second Series 2025 A, RB(e)(f)(k)	5.25%	05/01/2055	10,000	10,484,656
Series 2019 A, RB(e)	5.00%	05/01/2049	7,000	7,075,055
Series 2019 E, RB(e)	4.00%	05/01/2050	1,825	1,640,758
Series 2019 E, RB(e)(f)	5.00%	05/01/2050	10,000	10,106,110
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	211,510
Series 2020, RB	4.00%	09/01/2050	425	378,345
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1; Series 2023 A, RB(h)	5.50%	09/01/2053	1,530	1,543,411
San Francisco (City & County of), CA Public Utilities Commission; Series 2024 C, RB(f)	5.00%	10/01/2054	3,265	3,448,730
San Francisco (City & County of), CA Special Tax District No. 2020-1; Series 2023, RB(h)	5.75%	09/01/2053	1,500	1,584,352
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,420	1,421,054
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	$220	$220,380
Series 2014 A, RB	5.00%	08/01/2028	370	370,483
Series 2014 A, RB	5.00%	08/01/2029	450	450,600
Series 2014 A, RB	5.00%	08/01/2032	785	785,884
Series 2014 A, RB	5.00%	08/01/2033	375	375,397
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,000,552
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(f)	4.25%	08/01/2052	10,000	9,953,255
San Jose (City of), CA; Series 2017 A, Ref. RB(e)	5.00%	03/01/2047	3,395	3,402,296
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(c)(d)	0.00%	09/01/2032	1,000	834,317
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(c)	5.00%	08/01/2030	2,500	2,503,556
San Mateo (County of), CA Joint Powers Financing Authority (Capital); Series 2018 A, RB	4.00%	07/15/2052	13,565	12,986,824
San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGI)(c)	4.00%	11/01/2052	6,000	5,733,550
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGI)(c)(d)	0.00%	04/01/2036	1,000	682,471
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	1,925,955
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	4,468,208
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2028	1,520	1,418,062
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2029	5,000	4,542,895
Series 2007 C, GO Bonds (INS - AGI)(c)(d)	0.00%	08/01/2030	1,210	1,070,275
South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	4.00%	09/01/2044	1,000	916,064
South Tahoe Joint Powers Financing Authority; Series 2023 A, RB	5.25%	10/01/2053	4,000	4,316,754
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	225	222,294
Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	716,204
Sulphur Springs Union School District; Series 2024 A, RB	5.00%	09/01/2054	1,495	1,517,208
Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	4.00%	08/01/2047	2,505	2,382,825
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2046	3,990	3,578,632
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,265	846,095
Tracy (City of), CA Community Facilities District No. 21-1(Hillview); Series 2022, RB	5.00%	09/01/2052	1,645	1,666,568
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,600	2,617,556
Series 2020 A, RB	5.00%	10/01/2049	5,530	5,536,948
Series 2020 B, RB	5.00%	10/01/2034	300	313,751
Series 2020 B, RB	5.00%	10/01/2038	300	308,684
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2047	7,600	7,413,017
Series 2025 CC, RB	5.00%	05/15/2053	2,500	2,654,932
University of California (Limited); Series 2018 O, Ref. RB(f)	5.00%	05/15/2058	10,000	10,173,116
Washington Township Health Care District; Series 2023 A, RB	5.75%	07/01/2048	500	533,787
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds (INS - AGI)(c)	4.50%	08/01/2053	2,400	2,410,847
West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	548,234
Series 2021, RB	4.00%	09/01/2046	745	664,805
Series 2021, RB	4.00%	09/01/2049	1,775	1,545,398
West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	358,627
Series 2021, RB	4.00%	09/01/2046	550	499,363
Series 2021, RB	4.00%	09/01/2051	760	663,593
West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,020,271
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	7,716,314
Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,595	1,608,714
				793,632,509
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–3.54%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$1,135	$1,150,579
Series 2002, RB	5.63%	05/15/2043	675	686,131
Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	892,148
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(c)	5.25%	07/01/2031	1,150	1,172,911
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	2,000	2,028,181
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,500	1,231,247
Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	3,409,977
Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	3,309,598
Series 2018 A-1, RB	5.00%	07/01/2058	4,025	3,924,237
				17,805,009
Guam–0.31%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,540	1,553,185
Virgin Islands–0.27%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2042	1,250	1,339,225
Total Municipal Obligations (Cost $811,514,405)				814,329,928
			Shares
Common Stocks & Other Equity Interests–0.00%
Nevada–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(l)			12,000	0
TOTAL INVESTMENTS IN SECURITIES(m)–162.12% (Cost $811,514,405)				814,329,928
FLOATING RATE NOTE OBLIGATIONS–(27.67)%
Notes with interest and fee rates ranging from 3.03% to 3.41% at 11/30/2025 and contractual maturities of collateral ranging from 05/01/2046 to 05/15/2058(n)				(138,975,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.23)%				(176,962,299)
OTHER ASSETS LESS LIABILITIES–0.78%				3,911,628
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$502,304,257
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $68,291,190, which represented 13.60% of the Trust’s Net Assets.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Restricted security. The aggregate value of these securities at November 30, 2025 was $2,180,515, which represented less than 1% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $51,666,665. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	8.08%

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $194,842,299 are held by TOB Trusts and serve as collateral for the $138,975,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$814,329,928	$—	$814,329,928
Common Stocks & Other Equity Interests	—	—	0	0
Total Investments	$—	$814,329,928	$0	$814,329,928
Invesco California Value Municipal Income Trust